SHAREHOLDERS' EQUITY - Anti-dilutive Shares (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Anti-dilutive shares excluded from computation of earnings per share (in shares)	527	5,036
RSUs and PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Anti-dilutive shares excluded from computation of earnings per share (in shares)	486	1,577
Convertible debentures
Disclosure of terms and conditions of share-based payment arrangement [line items]
Anti-dilutive shares excluded from computation of earnings per share (in shares)	0	8,503